REFUNDABLE SUBSCRIPTION (Details Narrative) - CAD ($)		12 Months Ended
	Jan. 25, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Jan. 15, 2021
Refundable Subscription
Cancellation of non-brokered private placement				$ 45,000
Refunded of non-brokered private placement				$ 35,000
Refundable Subscription			$ 10,000
Settled amount	$ 10,000
Number os shares issued	40,000				80,000
Fair value per share	$ 0.55
Loss recognized		$ 12,000
Received from subscription funds			$ 20,000
Number of units subscription			80,000
Share Price			$ 0.25
Warrant exercisable			$ 0.50
Price per unit					$ 0.25